TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Stratification of the portfolio (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	$ 255,710,925	$ 242,695,755
Less than one month
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	239,907,074	229,587,868
Between one and three months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	7,467,587	4,577,833
Between three and six months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	1,276,211	2,418,252
Between six and eight months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	5,142,341	5,392,862
Older than eight months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	$ 1,917,712	$ 718,940